Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

COMMON STOCKS - 99.13%
Communication Services - 4.67%
A.H. Belo Corp., Class A	65,500	$ 245,625
Alaska Communications Systems Group, Inc.*	377,100	648,612
AMC Entertainment Holdings, Inc., Class A+	306,900	3,283,830
ATN International, Inc.	28,500	1,663,545
Consolidated Communications Holdings, Inc.	299,000	1,423,240
Cumulus Media, Inc., Class A*	53,400	776,436
DHI Group, Inc.*	231,900	892,815
Emerald Expositions Events, Inc.	70,000	681,100
Emmis Communications Corp., Class A*	102,700	514,527
Entercom Communications Corp., Class A	363,695	1,214,741
Entravision Communications Corp., Class A	162,300	516,114
Eros International PLC*+	237,750	454,102
Gannett Co., Inc.	464,000	4,983,360
Gray Television, Inc.*	346,200	5,649,984
Iridium Communications, Inc.*	391,325	8,327,396
Liberty TripAdvisor Holdings, Inc., Class A*	55,000	517,550
Marcus Corp. (The)	130,150	4,816,852
New Media Investment Group, Inc.+	180,900	1,593,729
Saga Communications, Inc., Class A	8,761	260,640
Salem Media Group, Inc.	89,800	137,394
Scholastic Corp.	131,490	4,965,062
Townsquare Media, Inc., Class A	120,000	843,600
Urban One, Inc.*	101,800	202,582

		44,612,836

Consumer Discretionary - 14.86%
Abercrombie & Fitch Co., Class A	210,000	3,276,000
AMCON Distributing Co.	1,350	104,193
American Axle & Manufacturing Holdings, Inc.*	392,200	3,223,884
American Outdoor Brands Corp.*	184,327	1,078,313
American Public Education, Inc.*	57,600	1,286,784
Ark Restaurants Corp.	12,600	255,276
Ascena Retail Group, Inc.*	982,500	259,478
Barnes & Noble Education, Inc.*	186,824	582,891

Industry Company	Shares	Value

Consumer Discretionary (continued)
Bassett Furniture Industries, Inc.	77,400	$ 1,184,220
BBX Capital Corp.	326,039	1,522,602
Beazer Homes USA, Inc.*	120,000	1,788,000
Bed Bath & Beyond, Inc.+	65,000	691,600
Big Lots, Inc.	125,000	3,062,500
Build-A-Bear Workshop, Inc.*	49,500	155,925
Caleres, Inc.	168,500	3,944,585
Canterbury Park Holding Corp.	3,900	47,619
Carriage Services, Inc.	40,000	817,600
Carrols Restaurant Group, Inc.*	137,600	1,140,704
Cato Corp. (The), Class A	65,000	1,144,650
Century Casinos, Inc.*	124,600	963,158
Chico’s FAS, Inc.	316,200	1,274,286
China Automotive Systems, Inc.*	77,500	155,000
China XD Plastics Co., Ltd.*	160,000	304,000
Citi Trends, Inc.	78,840	1,442,772
Conn’s, Inc.*	90,500	2,249,830
Container Store Group, Inc. (The)*	141,150	623,883
Cooper Tire & Rubber Co.	185,050	4,833,506
Cooper-Standard Holdings, Inc.*	51,000	2,084,880
Crown Crafts, Inc.	13,050	81,562
CSS Industries, Inc.	11,800	46,846
Del Taco Restaurants, Inc.*	182,300	1,864,017
Delta Apparel, Inc.*	29,900	710,125
Destination XL Group, Inc.*	139,800	236,262
Dillard’s, Inc., Class A+	68,000	4,495,480
El Pollo Loco Holdings, Inc.*	44,800	491,008
Escalade, Inc.	3,600	39,204
Ethan Allen Interiors, Inc.	82,500	1,575,750
Express, Inc.*	197,000	677,680
Fiesta Restaurant Group, Inc.*	60,000	625,200
Flanigan’s Enterprises, Inc.	2,500	57,175
Flexsteel Industries, Inc.	4,800	71,136
Fossil Group, Inc.*	195,000	2,439,450
Full House Resorts, Inc.*	71,000	153,360
GameStop Corp., Class A+	350,000	1,932,000
Genesco, Inc.*	73,500	2,941,470
G-III Apparel Group, Ltd.*	115,000	2,963,550
Golden Entertainment, Inc.*	25,000	332,250
Good Times Restaurants, Inc.*	106,000	170,660
Group 1 Automotive, Inc.	84,000	7,754,040
Haverty Furniture Cos., Inc.	98,400	1,994,568
Hibbett Sports, Inc.*	76,900	1,761,010

www.bridgeway.com	1

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Houghton Mifflin Harcourt Co.*	383,600	$2,044,588
International Speedway Corp., Class A	118,456	5,331,705
J Alexander’s Holdings, Inc.*	55,650	652,218
J. Jill, Inc.+	145,000	275,500
JAKKS Pacific, Inc.*	118,700	101,488
K12, Inc.*	121,217	3,200,129
KB Home	175,900	5,980,600
Lakeland Industries, Inc.*	30,050	365,408
Lands’ End, Inc.*	92,600	1,050,547
Libbey, Inc.*	60,000	201,000
Lifetime Brands, Inc.	41,150	364,178
Live Ventures, Inc.*	3,200	26,880
MarineMax, Inc.*	87,000	1,346,760
MDC Holdings, Inc.	22,300	961,130
Meritage Homes Corp.*	123,442	8,684,145
Modine Manufacturing Co.*	187,900	2,136,423
Movado Group, Inc.	75,000	1,864,500
Office Depot, Inc.	1,385,000	2,430,675
P&F Industries, Inc., Class A	696	4,663
Party City Holdco, Inc.*+	258,200	1,474,322
Playa Hotels & Resorts NV*	150,000	1,174,500
Red Robin Gourmet Burgers, Inc.*	39,000	1,297,140
Rent-A-Center, Inc.	65,500	1,689,245
Rocky Brands, Inc.	28,300	940,409
RTW RetailWinds, Inc.*	165,400	226,598
Sequential Brands Group, Inc.*	155,000	34,410
Shiloh Industries, Inc.*	71,500	296,010
Shoe Carnival, Inc.+	63,600	2,061,276
Signet Jewelers, Ltd.	105,000	1,759,800
Sonic Automotive, Inc., Class A	132,600	4,164,966
SORL Auto Parts, Inc.*+	129,900	410,484
Sportsman’s Warehouse Holdings, Inc.*	100,000	518,000
Stein Mart, Inc.*	83,200	66,144
Strattec Security Corp.	18,800	375,624
Tandy Leather Factory, Inc.*	22,700	106,236
Tilly’s, Inc., Class A	88,300	833,552
TravelCenters of America, Inc.*	62,640	768,593
TRI Pointe Group, Inc.*	266,000	4,000,640
Tuesday Morning Corp.*	148,700	233,459
Unifi, Inc.*	31,900	699,248
Vera Bradley, Inc.*	149,200	1,506,920
Vista Outdoor, Inc.*	164,087	1,015,699
VOXX International Corp.*	75,100	352,970
William Lyon Homes, Class A*	80,500	1,638,980

Industry Company	Shares	Value

Consumer Discretionary (continued)
ZAGG, Inc.*+	75,000	$ 470,250
Zumiez, Inc.*	119,400	3,781,995

		141,831,949

Consumer Staples - 4.04%
Alico, Inc.	10,461	355,883
Andersons, Inc. (The)	88,100	1,976,083
B&G Foods, Inc.+	160,000	3,025,600
Central Garden & Pet Co., Class A*	80,000	2,218,000
Coffee Holding Co., Inc.*	23,000	91,080
Cott Corp.	351,300	4,380,711
Edgewell Personal Care Co.*	133,000	4,321,170
Fresh Del Monte Produce, Inc.	143,500	4,894,785
Hostess Brands, Inc.*	367,300	5,136,690
Ingles Markets, Inc., Class A	79,900	3,104,914
Mannatech, Inc.	8,400	144,900
Natural Alternatives International, Inc.*	18,100	151,135
Natural Grocers by Vitamin Cottage, Inc.*	25,000	249,750
Nature’s Sunshine Products, Inc.*	15,000	124,350
Seneca Foods Corp., Class A*	40,100	1,250,318
SpartanNash Co.	120,946	1,430,791
Village Super Market, Inc., Class A	74,009	1,957,538
Weis Markets, Inc.	97,625	3,723,418

		38,537,116

Energy - 12.70%
Adams Resources & Energy, Inc.	23,100	716,100
Amplify Energy Corp.	28,300	174,611
Arch Coal, Inc., Class A+	61,000	4,526,200
Archrock, Inc.	447,000	4,456,590
Ardmore Shipping Corp.*	172,688	1,155,283
Berry Petroleum Corp.	310,000	2,901,600
Bonanza Creek Energy, Inc.*	90,000	2,015,100
Callon Petroleum Co.*+	401,000	1,740,340
Carrizo Oil & Gas, Inc.*	338,300	2,904,305
Clean Energy Fuels Corp.*	218,000	450,170
CONSOL Energy, Inc.*	103,600	1,619,268
Contango Oil & Gas Co.*	142,000	394,760
Contura Energy, Inc.*	55,800	1,560,168
Dawson Geophysical Co.*	45,600	97,584
Delek US Holdings, Inc.	32,080	1,164,504
Denbury Resources, Inc.*	1,480,000	1,761,200
DHT Holdings, Inc.	497,322	3,058,530

2	Quarterly Report | September 30, 2019 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Diamond Offshore Drilling, Inc.*+	260,000	$1,445,600
Dorian LPG, Ltd.*	130,500	1,351,980
Earthstone Energy, Inc., Class A*	187,000	607,750
Era Group, Inc.*	144,800	1,529,088
Exterran Corp.*	167,200	2,183,632
Extraction Oil & Gas, Inc.*+	332,000	976,080
Frontline, Ltd.*+	180,000	1,638,000
GasLog, Ltd.	314,300	4,038,755
Golar LNG, Ltd.	165,000	2,143,350
Goodrich Petroleum Corp.*	33,000	350,790
Gran Tierra Energy, Inc.*	1,244,400	1,555,500
Green Plains, Inc.	140,200	1,485,419
Gulfport Energy Corp.*	507,000	1,373,970
Hallador Energy Co.	166,600	603,092
Helix Energy Solutions Group, Inc.*	670,500	5,404,230
Independence Contract Drilling, Inc.*	183,319	219,983
International Seaways, Inc.*	438	8,436
Keane Group, Inc.*+	200,000	1,212,000
Lonestar Resources US, Inc., Class A*	109,250	297,160
Matrix Service Co.*	62,500	1,071,250
McDermott International, Inc.*+	250,131	505,265
Mitcham Industries, Inc.*	15,100	49,075
Montage Resources Corp.*	69,213	261,625
Nabors Industries, Ltd.	810,000	1,514,700
NACCO Industries, Inc., Class A	37,245	2,380,328
National Energy Services Reunited Corp.*+	202,700	1,354,036
Natural Gas Services Group, Inc.*	68,800	881,328
Navigator Holdings, Ltd.*	200,000	2,136,000
Newpark Resources, Inc.*	245,000	1,866,900
Nine Energy Service, Inc.*	55,000	339,350
Noble Corp. PLC*	237,200	301,244
Nordic American Tankers Ltd.	521,200	1,125,792
Northern Oil and Gas, Inc.*+	1,165,700	2,284,772
Oil States International, Inc.*	121,000	1,609,300
Overseas Shipholding
Group, Inc., Class A*	455,916	797,853
Par Pacific Holdings, Inc.*	119,900	2,740,914
Penn Virginia Corp.*	56,000	1,627,920
ProPetro Holding Corp.*	322,500	2,931,525
QEP Resources, Inc.	575,000	2,127,500
Ranger Energy Services, Inc.*	8,400	54,180

Industry Company	Shares	Value

Energy (continued)
Renewable Energy Group, Inc.*	163,885	$2,459,094
REX American Resources Corp.*	33,920	2,589,114
Ring Energy, Inc.*	50,000	82,000
SandRidge Energy, Inc.*	34,550	162,385
Scorpio Tankers, Inc.	180,000	5,356,800
SEACOR Holdings, Inc.*	53,400	2,513,538
Select Energy Services, Inc., Class A*	225,000	1,948,500
SemGroup Corp., Class A	180,500	2,949,370
Ship Finance International, Ltd.	434,400	6,098,976
SilverBow Resources, Inc.*	15,000	145,350
Southwestern Energy Co.*	1,000,000	1,930,000
SRC Energy, Inc.*	608,500	2,835,610
Superior Energy Services, Inc.*	220,000	28,600
Teekay Corp.+	340,000	1,360,000
Teekay Tankers, Ltd., Class A*	687,400	893,620
TransAtlantic Petroleum, Ltd.*	35,000	23,695
US Silica Holdings, Inc.	170,000	1,625,200
VAALCO Energy, Inc.*	300,000	609,000
Valaris PLC+	104,931	504,718

		121,197,555

Financials - 31.69%
1347 Property Insurance Holdings, Inc.*	24,300	107,163
1st Constitution Bancorp	33,000	618,750
1st Source Corp.	36,547	1,671,294
ACNB Corp.	3,000	102,900
A-Mark Precious Metals, Inc.*	5,000	60,250
Amerant Bancorp, Inc.*+	47,043	986,492
American Equity Investment Life Holding Co.	850	20,570
American National Bankshares, Inc.	21,752	771,543
American River Bankshares	21,300	289,680
Ameris Bancorp	30,898	1,243,336
AmeriServ Financial, Inc.	138,000	571,320
Argo Group International Holdings, Ltd.	71,884	5,049,132
Arlington Asset Investment Corp., Class A	88,900	488,061
Atlantic Capital Bancshares, Inc.*	109,800	1,903,932
B. Riley Financial, Inc.	402	9,495
Banc of California, Inc.	179,500	2,538,130

www.bridgeway.com	3

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Banco Latinoamericano de Comercio Exterior SA, Class E	62,000	$1,236,280
Bancorp 34, Inc.	15,400	227,150
Bancorp, Inc. (The)*	169,500	1,678,050
Bank of Commerce Holdings	56,200	612,018
Bankwell Financial Group, Inc.	1,800	49,500
Banner Corp.	32,000	1,797,440
Bar Harbor Bankshares	61,966	1,544,812
BCB Bancorp, Inc.	60,400	775,536
Berkshire Hills Bancorp, Inc.	164,801	4,827,021
Blucora, Inc.*	15,002	324,643
Boston Private Financial Holdings, Inc.	200,000	2,331,000
Bryn Mawr Bank Corp.	10,000	365,100
Byline Bancorp, Inc.*	100,000	1,788,000
C&F Financial Corp.	10,500	552,930
Cadence BanCorp.	166,000	2,911,640
Camden National Corp.	30,100	1,303,932
Capital City Bank Group, Inc.	83,150	2,282,467
Capstar Financial Holdings, Inc.	29,000	480,820
CB Financial Services, Inc.	14,000	388,640
Central Pacific Financial Corp.	15,000	426,000
Central Valley Community Bancorp	50,000	1,017,500
Century Bancorp, Inc., Class A	15,200	1,331,520
Chemung Financial Corp.	22,000	924,000
Citizens Community Bancorp, Inc.	40,000	440,000
Citizens, Inc.*+	106,040	728,495
Civista Bancshares, Inc.	57,523	1,249,975
CNB Financial Corp.	73,800	2,118,060
Codorus Valley Bancorp, Inc.	15,355	357,157
Colony Bankcorp, Inc.	1,500	23,025
Community Bankers Trust Corp.	40,800	350,880
Community Financial Corp. (The)	12,500	418,375
Community Trust Bancorp, Inc.	20,000	851,600
Community West Bancshares	2,000	19,760
ConnectOne Bancorp, Inc.	105,200	2,335,440
Consumer Portfolio Services, Inc.*	191,650	688,023
County Bancorp, Inc.	12,237	240,090

Industry Company	Shares	Value

Financials (continued)
Cowen, Inc., Class A*	154,100	$2,371,599
Customers Bancorp, Inc.*	81,700	1,694,458
Dime Community Bancshares, Inc.	97,900	2,096,039
DNB Financial Corp.	13,465	599,327
Donegal Group, Inc., Class A	169,000	2,477,540
Eagle Bancorp Montana, Inc.	29,000	507,500
Elevate Credit, Inc.*	5,600	23,576
Emclaire Financial Corp.+	200	6,438
Employers Holdings, Inc.	114,900	5,007,342
Encore Capital Group, Inc.*	98,000	3,265,850
Enova International, Inc.*	152,807	3,170,745
Entegra Financial Corp.*	25,000	751,000
Enterprise Bancorp, Inc.	33,275	997,584
Equity Bancshares, Inc., Class A*	36,000	965,160
ESSA Bancorp, Inc.	55,200	906,384
Evans Bancorp, Inc.	12,808	479,019
EZCORP, Inc., Class A*	149,169	962,886
Farmers National Banc Corp.	150	2,172
FB Financial Corp.	75,000	2,816,250
FBL Financial Group, Inc., Class A	75,806	4,511,215
Federal Agricultural Mortgage Corp., Class C	34,000	2,776,440
FedNat Holding Co.	50,900	712,091
Financial Institutions, Inc.	39,300	1,186,074
First BanCorp Puerto Rico	566,400	5,652,672
First Bancorp, Inc.	5,500	151,195
First Bank	82,000	888,060
First Busey Corp.	165,100	4,173,728
First Business Financial Services, Inc.	42,400	1,020,992
First Capital, Inc.+	35	2,024
First Community Bankshares, Inc.	30,000	971,100
First Community Corp.	600	11,688
First Financial Corp.	40,062	1,741,495
First Financial Northwest, Inc.	35,182	519,990
First Foundation, Inc.	159,300	2,433,308
First Guaranty Bancshares, Inc.	9,655	213,762
First Internet Bancorp	14,500	310,445
First Mid Bancshares, Inc.	6,100	211,182
First Northwest Bancorp	2,000	34,640
First of Long Island Corp. (The)	14,600	332,150
First United Corp.	14,876	327,272

4	Quarterly Report | September 30, 2019 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
First US Bancshares, Inc.	4,368	$39,225
Flushing Financial Corp.	82,297	1,662,811
Franklin Financial Network, Inc.	40,000	1,208,400
FS Bancorp, Inc.	9,150	480,375
FS KKR Capital Corp.	470,000	2,740,100
FSB Bancorp, Inc.*	1,000	17,060
GAIN Capital Holdings, Inc.+	71,605	378,074
Global Indemnity, Ltd.	44,100	1,101,177
Great Southern Bancorp, Inc.	36,900	2,101,455
Great Western Bancorp, Inc.	78,000	2,574,000
Hancock Whitney Corp.	8,136	311,580
Hanmi Financial Corp.	93,000	1,746,540
Hawthorn Bancshares, Inc.	16,981	404,657
Heartland Financial USA, Inc.	108,900	4,872,186
Hennessy Advisors, Inc.	4,000	43,240
Heritage Insurance Holdings, Inc.	95,600	1,429,220
Hilltop Holdings, Inc.	221,100	5,282,079
Hingham Institution for Savings	30	5,670
HMN Financial, Inc.*	23,800	537,166
Home Bancorp, Inc.	31,994	1,247,446
HomeStreet, Inc.*	112,200	3,065,304
HomeTrust Bancshares, Inc.	2,961	77,193
Hope Bancorp, Inc.	325,000	4,660,500
Horace Mann Educators Corp.	107,000	4,957,310
Horizon Bancorp, Inc.	27,087	470,230
Howard Bancorp, Inc.*	96,000	1,602,240
Independence Holding Co.	15,050	580,780
James River Group Holdings, Ltd.	110,600	5,667,144
Kingstone Cos., Inc.	12,100	103,092
Ladenburg Thalmann Financial Services, Inc.	423,400	1,003,458
Lakeland Bancorp, Inc.	125,250	1,932,608
Landmark Bancorp, Inc.	13,876	323,033
LCNB Corp.	18,000	319,320
Live Oak Bancshares, Inc.	63,600	1,151,160
Luther Burbank Corp.	212,900	2,412,157
Mackinac Financial Corp.+	40,800	630,768
Manning & Napier, Inc.	209,000	392,920
Marlin Business Services Corp.	51,280	1,291,743
Mercantile Bank Corp.	2,200	72,160
Merchants Bancorp/IN	55,000	909,700
Meta Financial Group, Inc.	79,431	2,590,245

Industry Company	Shares	Value

Financials (continued)
Metropolitan Bank Holding Corp.*	26,400	$1,038,312
Mid Penn Bancorp, Inc.	12,300	315,249
Middlefield Banc Corp.+	17,000	796,450
Midland States Bancorp, Inc.	78,658	2,049,041
MidWestOne Financial Group, Inc.	49,860	1,521,727
MMA Capital Holdings, Inc.*	1,700	51,000
Mr Cooper Group, Inc.*	262,066	2,783,141
MutualFirst Financial, Inc.	18,900	595,728
MVB Financial Corp.	42,718	847,952
National Holdings Corp.*	2,000	5,540
National Security Group, Inc. (The)	200	2,220
National Western Life Group, Inc., Class A	12,714	3,412,056
Nicholas Financial, Inc.*+	43,400	390,600
Nicolet Bankshares, Inc.*	19,355	1,288,462
NMI Holdings, Inc., Class A*	65,700	1,725,282
Northeast Bank	37,500	831,375
Northrim BanCorp, Inc.	30,445	1,207,753
Northwest Bancshares, Inc.	236,000	3,868,040
OceanFirst Financial Corp.	150,000	3,540,000
Ocwen Financial Corp.*	645,000	1,212,600
OFG Bancorp	181,000	3,963,900
Old Point Financial Corp.	1,000	23,770
Old Second Bancorp, Inc.	88,550	1,082,081
On Deck Capital, Inc.*	231,300	777,168
OP Bancorp	47,600	465,528
Oppenheimer Holdings, Inc., Class A	49,093	1,475,736
Opus Bank	133,000	2,895,410
Orrstown Financial Services, Inc.	35,500	777,450
Ottawa Bancorp, Inc.+	1,000	12,770
Pacific Mercantile Bancorp*	57,786	433,973
Pacific Premier Bancorp, Inc.	15,800	492,802
Parke Bancorp, Inc.	61,909	1,375,618
Pathfinder Bancorp, Inc.+	3,000	39,750
Patriot National Bancorp, Inc.	13,000	165,750
PB Bancorp, Inc.	15,500	178,250
Peapack Gladstone Financial Corp.	60,894	1,706,859
Penns Woods Bancorp, Inc.	2,023	93,564
PennyMac Financial Services, Inc.*	103,900	3,156,482
Peoples Bancorp of North Carolina, Inc.	24,017	713,545
Peoples Bancorp, Inc.	43,400	1,380,554

www.bridgeway.com	5

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Peoples Financial Services Corp.	22,900	$1,037,141
People’s United Financial, Inc.	20,022	313,044
Piper Jaffray Cos	51,400	3,879,672
PRA Group, Inc.*	67,000	2,263,930
Premier Financial Bancorp, Inc.	79,650	1,367,590
Protective Insurance Corp., Class B	75,300	1,313,985
Provident Financial Holdings, Inc.	51,000	1,058,250
Provident Financial Services, Inc.	118,900	2,916,617
Prudential Bancorp, Inc.	4,600	78,246
QCR Holdings, Inc.	38,500	1,462,230
RBB Bancorp	50,000	984,500
Regional Management Corp.*	55,000	1,548,800
Reliant Bancorp, Inc.	45,000	1,079,100
Renasant Corp.	2,300	80,523
Republic Bancorp, Inc., Class A	66,142	2,873,870
Riverview Bancorp, Inc.	87,000	642,060
S&T Bancorp, Inc.	20,045	732,244
Safety Insurance Group, Inc.	2,356	238,733
Salisbury Bancorp, Inc.	2,183	85,595
Sandy Spring Bancorp, Inc.	111,900	3,772,149
SB Financial Group, Inc.	30,400	507,984
SB One Bancorp	26,300	593,328
Security National Financial Corp., Class A*	95,147	478,589
Severn Bancorp, Inc.	35,000	280,700
Shore Bancshares, Inc.	67,012	1,032,655
Sierra Bancorp	53,600	1,423,616
SmartFinancial, Inc.*	45,000	937,350
Sound Financial Bancorp, Inc.+	1,000	35,960
Southern Missouri Bancorp, Inc.	11,000	400,730
Southern National Bancorp of Virginia, Inc.	56,958	876,584
Standard AVB Financial Corp.	25,900	704,221
Sterling Bancorp, Inc.	180,000	1,756,800
Stewardship Financial Corp.	1,000	15,650
Summit Financial Group, Inc.	29,515	755,584
Territorial Bancorp, Inc.	21,200	605,896
Third Point Reinsurance Ltd.*	220,000	2,197,800
Timberland Bancorp, Inc.	35,300	970,750

Industry Company	Shares	Value
Financials (continued)
Tiptree, Inc.	135,200	$ 984,256
Towne Bank	1,642	45,656
TriState Capital Holdings, Inc.*	70,000	1,472,800
Triumph Bancorp, Inc.*	16,500	526,185
Two River Bancorp	36,205	751,616
United Bancshares, Inc.	1,000	20,020
United Community Financial Corp.	43,524	469,189
United Financial Bancorp, Inc.	195,400	2,663,302
United Fire Group, Inc.	78,800	3,702,024
United Insurance Holdings Corp.	29,700	415,503
Unity Bancorp, Inc.	31,500	697,725
Universal Insurance Holdings, Inc.	112,516	3,374,355
Univest Financial Corp.	120,479	3,073,419
Veritex Holdings, Inc.	52,930	1,284,346
Waddell & Reed Financial, Inc., Class A+	247,000	4,243,460
Walker & Dunlop, Inc.	84,475	4,724,687
Waterstone Financial, Inc.	49,000	841,820
Wellesley Bank	1,000	30,910
WesBanco, Inc.	80,996	3,026,821
Western New England Bancorp, Inc.	165,000	1,572,450
World Acceptance Corp.*	26,100	3,328,011

		302,351,364
Health Care - 3.04%
Acorda Therapeutics, Inc.*	162,000	464,940
AMAG Pharmaceuticals, Inc.*+	50,000	577,500
AngioDynamics, Inc.*	85,300	1,571,226
Assertio Therapeutics, Inc.*	137,200	175,616
Brookdale Senior Living, Inc.*	646,000	4,896,680
Concert Pharmaceuticals, Inc.*	100,100	588,588
Cross Country Healthcare, Inc.*	111,350	1,146,905
CynergisTek, Inc.*	60,000	184,800
FONAR Corp.*	30,400	628,368
InfuSystem Holdings, Inc.*	71,100	376,119
Kewaunee Scientific Corp.	3,000	46,740
Lannett Co., Inc.*	70,000	784,000
Magellan Health, Inc.*	78,300	4,862,430
Mallinckrodt PLC*+	359,000	865,190
National HealthCare Corp.	25,500	2,087,175
PDL BioPharma, Inc.*	591,000	1,276,560

6	Quarterly Report | September 30, 2019 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Prestige Consumer Healthcare, Inc.*	161,800	$5,612,842
Surgery Partners, Inc.*+	152,241	1,124,300
Triple-S Management Corp., Class B*	128,550	1,722,570
		28,992,549

Industrials - 15.43%
Acacia Research Corp.*	166,000	444,880
ACCO Brands Corp.	364,300	3,595,641
Aegion Corp.*	99,341	2,123,911
AeroCentury Corp.*	4,300	26,660
Air T, Inc.*	4,200	80,430
Aircastle, Ltd.	261,100	5,856,473
Alpha Pro Tech, Ltd.*	20,743	74,882
AMREP Corp.*	10,700	61,150
Apogee Enterprises, Inc.	84,300	3,286,857
ARC Document Solutions, Inc.*	50,000	68,000
ArcBest Corp.	104,500	3,182,025
Armstrong Flooring, Inc.*	62,100	396,819
Arotech Corp.*	94,300	277,242
Art’s-Way Manufacturing Co., Inc.*	15,000	32,100
Atlas Air Worldwide Holdings, Inc.*	58,800	1,483,524
BMC Stock Holdings, Inc.*	240,300	6,291,054
Caesarstone, Ltd.	110,600	1,837,066
CAI International, Inc.*	104,600	2,277,142
Chicago Rivet & Machine Co.	1,000	26,040
Commercial Vehicle Group, Inc.*	102,300	737,583
Costamare, Inc.	318,200	1,931,474
Covenant Transportation Group, Inc., Class A*	88,100	1,448,364
DLH Holdings Corp.*	83,500	378,255
Ducommun, Inc.*	50,550	2,143,320
Eagle Bulk Shipping, Inc.*+	305,000	1,334,375
Eastern Co. (The)	18,401	456,713
Echo Global Logistics, Inc.*	90,000	2,038,500
Ecology and Environment, Inc., Class A	34,500	524,055
Ennis, Inc.	96,892	1,958,187
EnPro Industries, Inc.	64,800	4,448,520
Foundation Building Materials, Inc.*	105,200	1,629,548
Fuel Tech, Inc.*	115,000	114,609
Genco Shipping & Trading, Ltd.*	120,400	1,107,680
General Finance Corp.*	115,764	1,023,354

Industry Company	Shares	Value

Industrials (continued)
GMS, Inc.*	40,000	$1,148,800
Goldfield Corp. (The)*	121,000	260,150
Great Lakes Dredge & Dock Corp.*	220,550	2,304,748
Greenbrier Cos, Inc. (The)	102,800	3,096,336
Griffon Corp.	42,000	880,740
Hawaiian Holdings, Inc.	133,000	3,492,580
HC2 Holdings, Inc.*+	100,600	236,410
Heidrick & Struggles International, Inc.	20,000	546,000
Herc Holdings, Inc.*	67,500	3,139,425
Hertz Global Holdings, Inc.*	374,474	5,182,720
Highpower International, Inc.*	55,923	262,279
Hub Group, Inc., Class A*	90,000	4,185,000
Hurco Cos., Inc.	27,857	896,160
IES Holdings, Inc.*	1,467	30,206
Kelly Services, Inc., Class A	143,800	3,482,836
LB Foster Co., Class A*	19,800	429,066
Limbach Holdings, Inc.*	32,800	161,704
LS Starrett Co. (The), Class A*	15,000	87,000
LSI Industries, Inc.	83,900	437,958
Marten Transport, Ltd.	162,561	3,378,018
Matson, Inc.	137,100	5,142,621
Matthews International Corp., Class A	100,000	3,539,000
Mesa Air Group, Inc.*	47,600	321,062
Milacron Holdings Corp.*	210,000	3,500,700
Miller Industries, Inc.	7,300	243,090
MYR Group, Inc.*	50,000	1,564,500
Navigant Consulting, Inc.	202,028	5,646,683
Navios Maritime Holdings, Inc.*	40,000	192,400
NL Industries, Inc.*	5,000	18,800
Northwest Pipe Co.*	9,493	267,228
NOW, Inc.*	195,500	2,242,385
Orion Group Holdings, Inc.*	37,072	166,824
PAM Transportation Services, Inc.*	20,905	1,235,695
Pangaea Logistics Solutions, Ltd.	2,000	6,420
Park-Ohio Holdings Corp.	51,000	1,522,860
Patriot Transportation Holding, Inc.*	7,500	142,500
Preformed Line Products Co.	6,535	356,746
Quad/Graphics, Inc.	70,300	738,853
Quanex Building Products Corp.	75,000	1,356,000

www.bridgeway.com	7

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Rush Enterprises, Inc., Class A	139,600	$5,385,768
Rush Enterprises, Inc., Class B	46,500	1,856,745
Safe Bulkers, Inc.*	340,200	595,350
Scorpio Bulkers, Inc.	215,000	1,307,200
Servotronics, Inc.	1,000	9,900
Spartan Motors, Inc.	10,000	137,200
Steelcase, Inc., Class A	274,000	5,041,600
Sterling Construction Co., Inc.*	100,000	1,315,000
Team, Inc.*	70,700	1,276,135
Textainer Group Holdings, Ltd.*	175,900	1,743,169
Titan Machinery, Inc.*	83,900	1,203,126
TrueBlue, Inc.*	102,350	2,159,585
Tutor Perini Corp.*	115,900	1,660,847
Ultralife Corp.*	22,400	193,984
USA Truck, Inc.*	23,800	191,114
Vectrus, Inc.*	38,000	1,544,700
Veritiv Corp.*	69,600	1,258,368
VSE Corp.	23,600	804,524
Wabash National Corp.	162,400	2,356,424
Willis Lease Finance Corp.*	48,400	2,680,392
		147,260,067

Information Technology - 7.29%
Alpha & Omega Semiconductor, Ltd.*	214,244	2,630,916
Amkor Technology, Inc.*	497,291	4,525,348
Amtech Systems, Inc.*	30,000	159,000
Avaya Holdings Corp.*	350,500	3,585,615
Aviat Networks, Inc.*	15,200	207,480
AXT, Inc.*	30,700	109,292
Benchmark Electronics, Inc.	134,000	3,894,040
Cabot Microelectronics Corp.	1,980	279,596
Communications Systems, Inc.	12,500	57,125
Computer Task Group, Inc.*	42,862	214,310
Comtech Telecommunications Corp.	111,015	3,607,987
CSP, Inc.	5,150	69,473
Data I/O Corp.*	25,500	99,195
Diodes, Inc.*	56,899	2,284,495
Finjan Holdings, Inc.*	193,200	386,400
Ichor Holdings, Ltd.*	50,000	1,209,000
Innodata, Inc.*	68,000	90,440
Insight Enterprises, Inc.*	94,700	5,273,843
inTEST Corp.*	55,000	255,750
KEMET Corp.	118,750	2,158,875
Key Tronic Corp.*	47,500	301,625

Industry Company	Shares	Value

Information Technology (continued)
Kimball Electronics, Inc.*	74,900	$1,086,799
ManTech International Corp., Class A	28,800	2,056,608
Methode Electronics, Inc.	35,900	1,207,676
Mind CTI, Ltd.	200	470
NeoPhotonics Corp.*	160,000	974,400
NetSol Technologies, Inc.*	39,800	220,890
Network-1 Technologies, Inc.	70,000	163,261
Nortech Systems, Inc.*	1,500	4,530
PC-Tel, Inc.	72,650	610,260
Photronics, Inc.*	271,050	2,949,024
Presidio, Inc.	212,000	3,582,800
Sanmina Corp.*	135,100	4,338,061
ScanSource, Inc.*	108,500	3,314,675
Steel Connect, Inc.*	170,600	295,138
SunPower Corp.*+	90,000	987,300
Sykes Enterprises, Inc.*	104,534	3,202,922
Synacor, Inc.*	135,400	185,498
Synaptics, Inc.*	74,500	2,976,275
TiVo Corp.	282,000	2,147,430
Trio-Tech International*	21,800	78,576
TSR, Inc.*	1,000	3,210
TTM Technologies, Inc.*	520,153	6,343,266
Ultra Clean Holdings, Inc.*	73,700	1,078,600
Wayside Technology Group, Inc.	16,400	246,492
Westell Technologies, Inc., Class A*	66,100	89,896
		69,543,862

Materials - 5.13%
AdvanSix, Inc.*	90,000	2,314,800
Boise Cascade Co.	78,500	2,558,315
Carpenter Technology Corp.	18,100	935,046
Clearwater Paper Corp.*	50,000	1,056,000
Core Molding Technologies, Inc.*	17,000	108,970
Forterra, Inc.*	200,000	1,446,000
Friedman Industries, Inc.	52,100	338,129
FutureFuel Corp.	102,800	1,227,432
Gulf Resources, Inc.*	81,200	58,042
Hecla Mining Co.	1,272,000	2,238,720
Innophos Holdings, Inc.	15,000	486,900
Intrepid Potash, Inc.*	458,500	1,499,295
Kraton Corp.*	142,150	4,590,024
Kronos Worldwide, Inc.	180,000	2,226,600
LSB Industries, Inc.*	74,600	386,428
Materion Corp.	18,600	1,141,296
Mercer International, Inc.	226,250	2,837,175
Owens-Illinois, Inc.	487,000	5,001,490

8	Quarterly Report | September 30, 2019 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Materials (continued)
PH Glatfelter Co.	159,400	$2,453,166
Ramaco Resources, Inc.*	70,700	264,064
Rayonier Advanced Materials, Inc.+	52,200	226,026
Resolute Forest Products, Inc.	312,000	1,466,400
Ryerson Holding Corp.*	100,000	853,000
Schnitzer Steel Industries, Inc., Class A	99,700	2,059,802
Schweitzer-Mauduit International, Inc.	56,000	2,096,640
SunCoke Energy, Inc.*	234,700	1,323,708
Trecora Resources*	25,602	230,930
Tredegar Corp.	101,700	1,985,184
Universal Stainless & Alloy Products, Inc.*	1,350	21,060
Verso Corp., Class A*	50,000	619,000
Warrior Met Coal, Inc.	250,000	4,880,000
		48,929,642

Real Estate - 0.28%
Altisource Portfolio Solutions SA*+	83,400	1,686,348
Consolidated-Tomoka Land Co.	15,400	1,010,240
		2,696,588

TOTAL COMMON STOCKS - 99.13%		945,953,528
(Cost $908,525,020)

EXCHANGE TRADED FUND - 0.52%
iShares Russell 2000 Value ETF+	41,300	4,931,633

TOTAL EXCHANGE TRADED FUND - 0.52%		4,931,633
(Cost $4,438,399)

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%***	2,218	5,545

TOTAL PREFERRED STOCK - 0.00%		5,545
(Cost $ 4,613)

RIGHTS - 0.00%
Pan American Silver Corp., CVR, expiring 02/22/24*Δ	150,000	—
TheStreet, Inc., CVR, expiring 02/03/20*Δ	14,249	—
Newstar Financial, Inc., expiring 12/26/19*Δ	120,000	6,000

TOTAL RIGHTS - 0.00%		6,000
(Cost $ 119,956)

Industry Company		Shares	Value

WARRANTS - 0.00%
Air T Funding, expiring 06/07/20*		11,644	$408
Eagle Bulk Shipping, Inc., expiring 10/15/21*		3,317	15

TOTAL WARRANTS - 0.00%			423
(Cost $106,727)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	1.86%	265	265

TOTAL MONEY MARKET FUND - 0.00%			265
(Cost $265)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.42%
Fidelity Investments Money Market Government Portfolio Class I**	1.86%	42,159,585	42,159,585

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.42%			42,159,585
(Cost $42,159,585)

TOTAL INVESTMENTS - 104.07%			$993,056,979
(Cost $955,354,565)
Liabilities in Excess of Other Assets - (4.07%)			(38,843,100)
NET ASSETS - 100.00%			$954,213,879

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2019.
***	Security is perpetual and has no stated maturity date.
^	Rate disclosed as of September 30, 2019.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of September 30, 2019. Total loaned securities had a value of $40,987,398 as of September 30, 2019.

CVR - Contingent Value Rights

PLC - Public Limited Company

www.bridgeway.com	9

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Summary of inputs used to value the Fund’s investments as of 09/30/2019:

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks
Consumer
Discretionary	$141,727,756	$104,193	$—	$141,831,949
Financials	302,311,614	39,750	—	302,351,364
Industrials	147,234,027	26,040	—	147,260,067
Information Technology	69,540,652	3,210	—	69,543,862
Other Industries (a)	284,966,286	—	—	284,966,286

Total Common Stocks	945,780,335	173,193	—	945,953,528
Exchange Traded Fund	4,931,633	—	—	4,931,633
Preferred Stock	5,545	—	—	5,545
Rights	—	—	6,000	6,000
Warrants	—	423	—	423
Money Market Fund	—	265	—	265
Investments Purchased with Cash Proceeds from Securities Lending	—	42,159,585	—	42,159,585

TOTAL	$950,717,513	$42,333,466	$6,000	$993,056,979

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
Rights
Balance as of 06/30/2019	$8,400
Purchases	1,282
Return of Capital	(2,172)
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	(1,510)
Transfers in	—
Transfers out	—
Balance as of 09/30/2019	$6,000

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2019	$(1,510)

10	Quarterly Report | September 30, 2019 (Unaudited)